CornerCap Small-Cap Value Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Agriculture - 0.9%
Andersons, Inc.	10,105	$409,454
Dole PLC	20,431	276,636
Fresh Del Monte Produce, Inc.	12,795	424,922
		1,111,012

Airlines - 0.5%
SkyWest, Inc. (a)	6,484	649,243

Apparel - 0.2%
Crocs, Inc. (a)	2,217	242,828

Auto Parts & Equipment - 1.8%
Allison Transmission Holdings, Inc.	3,947	426,513
Dorman Products, Inc. (a)	2,798	362,481
Douglas Dynamics, Inc.	17,416	411,540
Gentex Corp.	16,623	477,579
Standard Motor Products, Inc.	17,154	531,431
		2,209,544

Banks - 13.7%
Amalgamated Financial Corp.	10,708	358,397
Ameris Bancorp	6,315	395,130
Bank OZK	12,324	548,788
Bridgewater Bancshares, Inc. (a)	21,252	287,115
Business First Bancshares, Inc.	10,639	273,422
Camden National Corp.	8,220	351,323
Central Pacific Financial Corp.	13,550	393,627
Columbia Banking System, Inc.	9,221	249,059
Community Trust Bancorp, Inc.	5,829	309,112
ConnectOne Bancorp, Inc.	28,327	648,972
CrossFirst Bankshares, Inc. (a)	47,336	717,140
Customers Bancorp, Inc. (a)	10,261	499,505
Eastern Bankshares, Inc.	33,643	580,342
Equity Bancshares, Inc. - Class A	7,117	301,903
Esquire Financial Holdings, Inc.	5,611	446,074
Financial Institutions, Inc.	12,607	344,045
First Financial Corp./IN	8,858	409,151
First Internet Bancorp	8,187	294,650
Hancock Whitney Corp.	9,921	542,877
Horizon Bancorp Inc.	19,829	319,445
Independent Bank Corp.	5,122	328,781
Investar Holding Corp.	14,031	308,121
Mercantile Bank Corp.	14,206	632,025
Metropolitan Bank Holding Corp. (a)	4,679	273,254
Mid Penn Bancorp, Inc.	8,824	254,484
Northeast Bank	4,473	410,308
Peoples Bancorp, Inc.	7,971	252,601
Premier Financial Corp.	10,782	275,696
Primis Financial Corp.	18,725	218,334
Provident Financial Services, Inc.	33,427	630,767
QCR Holdings, Inc.	4,490	362,074
Shore Bancshares, Inc.	22,523	356,990
Southern First Bancshares, Inc. (a)	8,168	324,678
Southside Bancshares, Inc.	14,404	457,471
Synovus Financial Corp.	11,433	585,713
Trustmark Corp.	7,800	275,886
UMB Financial Corp.	3,091	348,850
Veritex Holdings, Inc.	21,713	589,725
Webster Financial Corp.	12,018	663,634
Western Alliance Bancorp	8,506	710,591
		16,530,060

Biotechnology - 1.7%
Emergent BioSolutions, Inc. (a)	12,020	114,911
Exelixis, Inc. (a)	24,903	829,270
Halozyme Therapeutics, Inc. (a)	8,007	382,815
United Therapeutics Corp. (a)	2,027	715,207
		2,042,203

Building Materials - 1.4%
American Woodmark Corp. (a)	6,080	483,542
Gibraltar Industries, Inc. (a)	7,530	443,517
Masterbrand, Inc. (a)	31,464	459,689
Mohawk Industries, Inc. (a)	2,751	327,727
		1,714,475

Chemicals - 1.9%
Ecovyst, Inc. (a)	77,036	588,555
FMC Corp.	6,588	320,243
LSB Industries, Inc. (a)	30,236	229,491
Minerals Technologies, Inc.	8,168	622,483
Quaker Chemical Corp.	2,870	403,981
Valhi, Inc.	4,506	105,396
		2,270,149

Commercial Services - 3.9%
ADT, Inc.	80,481	556,124
Alarm.com Holdings, Inc. (a)	7,603	462,262
Alight, Inc. - Class A	27,782	192,251
Brink's Co.	2,889	268,012
Ennis, Inc.	10,496	221,361
Euronet Worldwide, Inc. (a)	5,581	573,950
Franklin Covey Co. (a)	6,265	235,439
John Wiley & Sons, Inc. - Class A	8,391	366,771
LiveRamp Holdings, Inc. (a)	16,441	499,313
Upbound Group, Inc.	15,210	443,676
V2X, Inc. (a)	12,058	576,734
WEX, Inc. (a)	2,105	369,049
		4,764,942

Computers - 2.6%
Crane NXT Co.	7,714	449,109
Genpact Ltd.	9,014	387,151
Maximus, Inc.	6,173	460,815
NetScout Systems, Inc. (a)	22,626	490,079
OneSpan, Inc. (a)	23,189	429,924
Rapid7, Inc. (a)	5,207	209,478
TaskUS, Inc. - Class A (a)	17,793	301,413
Tenable Holdings, Inc. (a)	11,658	459,092
		3,187,061

Consumer Discretionary Products - 2.9%
BorgWarner, Inc.	15,252	484,861
Interface, Inc.	17,152	417,651
KB Home	2,949	193,808
LCI Industries	2,464	254,753
Levi Strauss & Co. - Class A	24,260	419,698
LGI Homes, Inc. (a)	5,292	473,105
Phinia, Inc.	5,902	284,299
Revelyst, Inc. (a)	9,755	187,589
Rocky Brands, Inc.	8,597	196,011
Superior Group of Cos., Inc.	16,126	266,563
Tri Pointe Homes, Inc. (a)	10,164	368,547
		3,546,885

Consumer Discretionary Services - 0.2%
Udemy, Inc. (a)	24,464	201,339

Consumer Staple Products - 1.2%
Edgewell Personal Care Co.	12,405	416,808
Simply Good Foods Co. (a)	16,326	636,387
SunOpta, Inc. (a)	48,571	373,997
		1,427,192

Distribution/Wholesale - 1.1%
MRC Global, Inc. (a)	41,994	536,683
Resideo Technologies, Inc. (a)	24,522	565,232
ScanSource, Inc. (a)	5,668	268,947
		1,370,862

Diversified Financial Services - 3.5%
Affiliated Managers Group, Inc.	3,229	597,107
BGC Group, Inc. - Class A	38,388	347,795
Bridge Investment Group Holdings, Inc. - Class A	39,514	331,918
Federated Hermes, Inc. - Class B	16,008	658,089
International Money Express, Inc. (a)	11,530	240,170
Invesco Ltd.	16,755	292,877
NewtekOne, Inc.	18,911	241,494
StoneX Group, Inc. (a)	2,092	204,953
Victory Capital Holdings, Inc. - Class A	3,394	222,171
Virtu Financial, Inc. - Class A	18,972	676,921
Virtus Investment Partners, Inc.	1,104	243,520
Western Union Co.	19,054	201,972
		4,258,987

Electric - 1.5%
Avista Corp.	14,196	520,000
Black Hills Corp.	9,462	553,716
NorthWestern Energy Group, Inc.	8,876	474,511
Portland General Electric Co.	5,834	254,479
		1,802,706

Electrical Components & Equipment - 0.6%
Energizer Holdings, Inc.	6,930	241,788
EnerSys	5,274	487,476
		729,264
Electronics - 1.7%
Allient, Inc.	12,058	292,768
Itron, Inc. (a)	2,879	312,602
Sanmina Corp. (a)	7,578	573,427
Sensata Technologies Holding Plc	14,124	386,998
TTM Technologies, Inc. (a)	18,024	446,094
		2,011,889

Engineering & Construction - 1.1%
Great Lakes Dredge & Dock Corp. (a)	17,899	202,080
Latham Group, Inc. (a)	36,802	256,142
Primoris Services Corp.	2,680	204,752
Tutor Perini Corp. (a)	25,385	614,317
		1,277,291

Entertainment - 1.2%
Accel Entertainment, Inc. (a)	44,083	470,806
Everi Holdings, Inc. (a)	42,268	571,041
International Game Technology PLC	24,461	431,981
		1,473,828

Financial Services - 0.4%
Voya Financial, Inc.	7,029	483,806

Gas - 1.8%
National Fuel Gas Co.	8,888	539,324
Northwest Natural Holding Co.	12,592	498,139
Spire, Inc.	7,514	509,675
UGI Corp.	20,753	585,857
		2,132,995

Health Care - 2.2%
Bioventus, Inc. - Class A (a)	32,191	338,005
CareDx, Inc. (a)	9,990	213,886
Inspire Medical Systems, Inc. (a)	2,366	438,609
Jazz Pharmaceuticals PLC (a)	4,208	518,215
LivaNova PLC (a)	9,432	436,796
Phibro Animal Health Corp. - Class A	9,319	195,699
SIGA Technologies, Inc.	34,894	209,713
Veracyte, Inc. (a)	8,516	337,234
		2,688,157

Healthcare-Products - 1.2%
Avanos Medical, Inc. (a)	25,769	410,242
CONMED Corp.	3,078	210,658
LeMaitre Vascular, Inc.	4,454	410,392
Tactile Systems Technology, Inc. (a)	20,929	358,514
		1,389,806

Healthcare-Services - 1.8%
Addus HomeCare Corp. (a)	5,537	694,063
Encompass Health Corp.	3,295	304,293
HealthEquity, Inc. (a)	7,405	710,510
Pennant Group, Inc. (a)	6,458	171,266
Select Medical Holdings Corp.	17,134	322,976
		2,203,108

Household Products/Wares - 0.2%
ACCO Brands Corp.	49,236	258,489

Housewares - 0.8%
Newell Brands, Inc.	69,102	688,256
Scotts Miracle-Gro Co.	3,754	249,040
		937,296

Industrial Products - 2.7%
Atkore, Inc.	5,090	424,761
Gorman-Rupp Co.	12,870	488,030
Insteel Industries, Inc.	8,286	223,805
Luxfer Holdings PLC	22,449	293,857
Mesa Laboratories, Inc.	3,797	500,710
Middleby Corp. (a)	1,964	266,024
Mueller Industries, Inc.	2,324	184,433
Tennant Co.	5,098	415,640
Vontier Corp.	11,809	430,674
		3,227,934

Industrial Services - 0.9%
Golden Ocean Group Ltd.	19,542	175,096
Hub Group, Inc. - Class A	10,959	488,333
Hudson Technologies, Inc. (a)	30,409	169,682
Teekay Tankers Ltd.	8,637	343,666
		1,176,778

Insurance - 3.9%
CNO Financial Group, Inc.	10,364	385,644
Essent Group Ltd.	4,765	259,407
Fidelis Insurance Holdings Ltd.	5,496	99,643
Hamilton Insurance Group Ltd. - Class B (a)	12,993	247,257
Hanover Insurance Group, Inc.	1,997	308,856
Heritage Insurance Holdings, Inc. (a)	16,803	203,316
Horace Mann Educators Corp.	13,722	538,314
Jackson Financial, Inc. - Class A	3,789	329,946
Kemper Corp.	3,880	257,787
Lincoln National Corp.	18,582	589,235
Mercury General Corp.	5,118	340,245
NMI Holdings, Inc. - Class A (a)	8,715	320,363
ProAssurance Corp. (a)	12,840	204,284
Universal Insurance Holdings, Inc.	26,610	560,407
		4,644,704

Internet - 1.7%
ePlus, Inc. (a)	5,485	405,232
HealthStream, Inc.	10,110	321,498
Legalzoom.com, Inc. (a)	72,095	541,434
Magnite, Inc. (a)	12,050	191,836
Yelp, Inc. (a)	14,203	549,656
		2,009,655

Iron/Steel - 0.5%
Carpenter Technology Corp.	2,230	378,453
Universal Stainless & Alloy Products, Inc. (a)	4,944	217,685
		596,138

Leisure Time - 0.2%
Harley-Davidson, Inc.	7,420	223,565

Lodging - 0.6%
Boyd Gaming Corp.	5,390	390,990
Travel + Leisure Co.	5,844	294,830
		685,820

Machinery - Construction & Mining - 0.2%
Terex Corp.	4,274	197,544

Machinery-Diversified - 0.7%
Gates Industrial Corp. Plc (a)	19,252	396,014
Mayville Engineering Co., Inc. (a)	13,170	207,032
Thermon Group Holdings, Inc. (a)	7,660	220,378
		823,424

Materials - 2.2%
Alcoa Corp.	8,183	309,154
Ardagh Metal Packaging SA	72,290	217,593
Ashland, Inc.	5,610	400,890
Century Aluminum Co. (a)	18,482	336,742
Coeur Mining, Inc. (a)	67,933	388,577
Hecla Mining Co.	39,910	195,958
Kronos Worldwide, Inc.	37,823	368,774
Magnera Corp. (a)	2,426	44,080
Mativ Holdings, Inc.	13,423	146,311
SunCoke Energy, Inc.	26,257	280,950
		2,689,029

Media - 0.9%
Nexstar Media Group, Inc.	1,551	245,012
TechTarget, Inc. (a)	10,003	198,259
TEGNA, Inc.	22,923	419,262
Ziff Davis, Inc. (a)	4,201	228,282
		1,090,815

Metal Fabricate & Hardware - 0.7%
Hillman Solutions Corp. (a)	63,664	620,087
Park-Ohio Holdings Corp.	9,970	261,912
		881,999

Oil & Gas - 3.6%
Amplify Energy Corp. (a)	34,975	209,850
Antero Midstream Corp.	18,201	274,653
Berry Corp.	86,046	355,370
Civitas Resources, Inc.	10,961	502,781
Diversified Energy Co. PLC	20,607	346,198
Murphy Oil Corp.	11,731	354,980
Noble Corp. PLC	5,372	168,681
Oceaneering International, Inc. (a)	7,751	202,146
Ovintiv, Inc.	11,169	452,344
Riley Exploration Permian, Inc.	17,780	567,538
SandRidge Energy, Inc.	20,287	237,561
Sitio Royalties Corp. - Class A	10,695	205,130
SM Energy Co.	11,461	444,228
		4,321,460

Oil & Gas Services - 0.7%
Archrock, Inc.	8,680	216,045
ChampionX Corp.	8,049	218,852
Helix Energy Solutions Group, Inc. (a)	41,959	391,058
		825,955

Packaging & Containers - 1.0%
Berry Global Group, Inc.	8,781	567,867
Pactiv Evergreen, Inc.	33,159	579,288
		1,147,155

Pharmaceuticals - 1.8%
AdaptHealth Corp. (a)	23,292	221,740
Amphastar Pharmaceuticals, Inc. (a)	5,421	201,282
Catalyst Pharmaceuticals, Inc. (a)	23,683	494,264
Collegium Pharmaceutical, Inc. (a)	10,395	297,817
Corcept Therapeutics, Inc. (a)	9,212	464,192
GoodRx Holdings, Inc. - Class A (a)	36,489	169,674
Harmony Biosciences Holdings, Inc. (a)	8,790	302,464
		2,151,433

Pipelines - 0.2%
EnLink Midstream LLC	19,612	277,510

Real Estate - 8.1%
Alexander & Baldwin, Inc.	23,008	408,162
American Assets Trust, Inc.	21,225	557,369
Brixmor Property Group, Inc.	20,455	569,467
Broadstone Net Lease, Inc.	26,835	425,603
CareTrust REIT, Inc.	18,600	503,130
Centerspace	5,606	370,837
COPT Defense Properties	15,916	492,600
Cushman & Wakefield PLC (a)	24,811	324,528
EastGroup Properties, Inc.	2,203	353,560
EPR Properties	4,522	200,234
Essential Properties Realty Trust, Inc.	11,172	349,460
Four Corners Property Trust, Inc.	11,010	298,811
Getty Realty Corp.	12,276	369,876
Gladstone Commercial Corp.	8,819	143,221
Innovative Industrial Properties, Inc.	5,445	362,855
InvenTrust Properties Corp.	9,946	299,673
Kite Realty Group Trust	13,755	347,176
National Health Investors, Inc.	7,200	498,960
NETSTREIT Corp.	22,126	313,083
Phillips Edison & Co, Inc.	7,907	296,196
Plymouth Industrial REIT, Inc.	16,735	297,883
Rayonier, Inc.	9,642	251,656
Retail Opportunity Investments Corp.	17,840	309,702
Sabra Health Care REIT, Inc.	28,584	495,075
UMH Properties, Inc.	24,328	459,313
Veris Residential, Inc.	8,105	134,786
Whitestone REIT	26,637	377,446
		9,810,662

Retail - 0.2%
Sally Beauty Holdings, Inc. (a)	24,332	254,269

Retail & Wholesale - Discretionary - 0.4%
BlueLinx Holdings, Inc. (a)	2,606	266,229
Lands' End, Inc. (a)	19,119	251,224
		517,453

Savings & Loans - 1.5%
Brookline Bancorp, Inc.	26,005	306,859
Capitol Federal Financial, Inc.	44,548	263,278
FS Bancorp, Inc.	6,045	248,208
OceanFirst Financial Corp.	21,859	395,648
WaFd, Inc.	17,666	569,552
		1,783,545

Semiconductors - 1.7%
Cirrus Logic, Inc. (a)	6,405	637,810
MKS Instruments, Inc.	4,398	459,107
Penguin Solutions, Inc. (a)	23,632	453,498
Ultra Clean Holdings, Inc. (a)	13,194	474,325
		2,024,740

Software - 5.8%
Appfolio, Inc. - Class A (a)	1,223	301,739
Bandwidth, Inc. - Class A (a)	11,736	199,747
Blackbaud, Inc. (a)	7,509	555,065
Box, Inc. - Class A (a)	9,521	300,864
Clear Secure, Inc. - Class A	12,359	329,244
CSG Systems International, Inc.	10,538	538,597
Doximity, Inc. - Class A (a)	3,424	182,807
IBEX Holdings Ltd. (a)	16,599	356,712
Olo, Inc. - Class A (a)	114,748	881,265
Progress Software Corp.	9,593	624,984
RingCentral, Inc. - Class A (a)	8,854	309,979
Smartsheet, Inc. - Class A (a)	13,513	757,133
SolarWinds Corp.	22,565	321,551
Teradata Corp. (a)	6,676	207,957
Verint Systems, Inc. (a)	19,188	526,711
Zuora, Inc. - Class A (a)	57,322	568,634
		6,962,989

Software & Tech Services - 2.6%
Clearwater Analytics Holdings, Inc. - Class A (a)	13,595	374,134
DoubleVerify Holdings, Inc. (a)	13,190	253,380
Dropbox, Inc. - Class A (a)	11,804	354,592
Freshworks, Inc. - Class A (a)	26,916	435,232
Gitlab, Inc. - Class A (a)	5,784	325,928
ICF International, Inc.	1,562	186,206
Jamf Holding Corp. (a)	27,721	389,480
KBR, Inc.	3,573	206,984
Sprinklr, Inc. - Class A (a)	29,990	253,416
Workiva, Inc. (a)	3,382	370,329
		3,149,681

Tech Hardware & Semiconductors - 1.3%
Arrow Electronics, Inc. (a)	2,072	234,385
CEVA, Inc. (a)	12,906	407,184
Diebold Nixdorf, Inc. (a)	6,131	263,878
Dolby Laboratories, Inc. - Class A	5,515	430,722
PlayAGS, Inc. (a)	21,512	248,033
		1,584,202

Telecommunications - 0.2%
Iridium Communications, Inc.	8,476	245,974

Toys/Games/Hobbies - 0.4%
Mattel, Inc. (a)	27,466	486,972

Transportation - 1.5%
DHT Holdings, Inc.	46,582	432,747
Genco Shipping & Trading Ltd.	13,104	182,670
Pangaea Logistics Solutions Ltd.	38,027	203,825
Radiant Logistics, Inc. (a)	47,428	317,767
World Kinect Corp.	23,067	634,573
		1,771,582

Utilities - 0.5%
Artesian Resources Corp. - Class A	7,215	228,138
California Water Service Group	8,609	390,246
		618,384
TOTAL COMMON STOCKS (Cost $105,139,488)		119,096,788

CONTINGENT VALUE RIGHTS - 0.0%(b)	Shares	Value
Ligand Pharmaceuticals, Inc. Earn-Out Shares (a)(c)	491	0
Ligand Pharmaceuticals, Inc. Earn-Out Shares (a)(c)	491	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%
First American Government Obligations Fund - Class X, 4.41% (d)	1,437,676	1,437,676
TOTAL SHORT-TERM INVESTMENTS (Cost $1,437,676)		1,437,676

TOTAL INVESTMENTS - 99.9% (Cost $106,577,164)		120,534,464
Other Assets in Excess of Liabilities - 0.1%		83,273
TOTAL NET ASSETS - 100.0%		$120,617,737
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0.00 or 0.0% of net assets as of December 31, 2024.

(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

CornerCap Small-Cap Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$119,096,788	$–	$–		$119,096,788
Contingent Value Rights	–	–	–	(a)	–	(a)
Money Market Funds	1,437,676	–	–		1,437,676
Total Investments	$120,534,464	$–	$–	(a)	$120,534,464

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)	Amount is less than $0.50.

 The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of March 31, 2024	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation/depreciation	-
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of December 31, 2024	$-
Net change in unrealized appreciation/depreciation of Level 3 assets as of December 31, 2024	$-